Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Strive 500 ETF (STRV)
(the “Fund”)
May 28, 2026
Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated October 31, 2025, as previously supplemented

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S TICKER SYMBOL EFFECTIVE JUNE 8, 2026, AS DESCRIBED BELOW.
Ticker Symbol Change
Effective June 8, 2026, the Fund’s ticker symbol will change to “STXF”. Accordingly, as of the effective date, all references in the Summary Prospectus, Prospectus, and SAI to “STRV” are replaced with “STXF”.

Please retain this Supplement for future reference.